Summary of Significant Accounting Policies (Details) - Schedule of financial assets and financial liabilities	12 Months Ended
Jun. 30, 2022
Cash [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and financial liabilities [Line Items]
Financial assets and financial liabilities	FVTPL
Due to/from Related Parties [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and financial liabilities [Line Items]
Financial assets and financial liabilities	Amortized cost
Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and financial liabilities [Line Items]
Financial assets and financial liabilities	Amortized cost
Loan Payable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and financial liabilities [Line Items]
Financial assets and financial liabilities	Amortized cost
Convertible Debentures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and financial liabilities [Line Items]
Financial assets and financial liabilities	Amortized cost
Derivative Liability [Member[
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and financial liabilities [Line Items]
Financial assets and financial liabilities	FVTPL